Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities -Summary of cash flow hedges reclassified to consolidated income statements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 5,409	S/ (42,693)
Interest expenses from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(119,893)	(116,885)
Interest income from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	89,947	92,637
Expenses for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(133,480)	(136,625)
Income for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 168,835	S/ 118,180